Disclosure -INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income before Income taxes	$ 51,873	$ 52,420	$ 38,306
Income taxes at statutory rate applicable to the parent Company (0%)
Tax calculated at the domestic rates	(137,512)	(49,094)	(20,480)
Non-deductible expenses/non-taxable (income)	7,931	(1,585)	5,918
Deferred tax assets from losses carried forward	12,887	1,323	10,251
Unrecognized deferred tax asset (losses carried forward)	(4,882)	(10,043)	(3,387)
Tax exemptions (a)	9,223	1,261	910
Withholding taxes on distribution	(7,560)	(2,944)
Tax over translation adjustments	(24,214)	2,633
Deferred taxes over non-monetary items	14,208	(19,309)	1,904
Others	(1,294)	(4,933)	(1,542)
Income tax expense	$ (131,213)	$ (82,691)	$ (6,426)
Effective tax rate	(253.00%)	(158.00%)	16.78%